Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 108,602				$ 116,712
Ending balance	114,513	[1]	$ 6,072		108,602	$ 116,712
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,939				186,944	163,443
Additions	22,926				21,584	20,838
Additions from business acquisitions	2,104				5,867	17,509
Changes in fair value of past acquisitions	405
Transfer (to)/from assets classified as held for sale	(459)				(127)	(100)
Disposals	(5,793)				(7,196)	(5,236)
Effects of changes in foreign exchange rates	(6,207)				(6,993)	(10,306)
Changes in value on the recognition of inflation effects	2,345				4,762	5,124
Venezuela deconsolidation effect						(4,328)
Ending balance	188,260				172,939	186,944
Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(31,902)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(64,337)				(70,232)	(61,220)
Depreciation for the year	(15,468)				(14,698)	(15,613)
Transfer (to)/from assets classified as held for sale	262				78	51
Disposals	4,204				6,393	4,256
Effects of changes in foreign exchange rates	2,795				1,681	3,007
Changes in value on the recognition of inflation effects	(1,203)				(3,769)	(2,299)
Venezuela deconsolidation effect						2,684
Venezuela impairment						(1,098)
Ending balance	(73,747)				(64,337)	(70,232)
Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					16,210
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,568				13,589
Ending balance	9,682				9,568	13,589
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,568				13,589	9,182
Additions	309				334	465
Additions from business acquisitions	146				25	5,115
Changes in fair value of past acquisitions	142
Transfer of completed projects in progress	(253)				526	6
Disposals	(15)				(93)	(144)
Effects of changes in foreign exchange rates	(329)				(401)	(1,018)
Changes in value on the recognition of inflation effects	114				242	527
Venezuela deconsolidation effect						(544)
Ending balance	9,682				9,568	13,589
Land [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(4,654)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,902				19,921
Ending balance	19,896				18,902	19,921
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,081				25,972	24,541
Additions	1,134				877	1,474
Additions from business acquisitions	806				451	1,634
Changes in fair value of past acquisitions	227
Transfer of completed projects in progress	581				567	676
Disposals	(254)				(152)	(588)
Effects of changes in foreign exchange rates	(1,147)				(1,079)	(1,964)
Changes in value on the recognition of inflation effects	366				816	1,016
Venezuela deconsolidation effect						(817)
Ending balance	26,794				25,081	25,972
Buildings [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(2,371)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,179)				(6,051)	(5,553)
Depreciation for the year	(937)				(786)	(887)
Transfer (to)/from assets classified as held for sale						44
Disposals	46				69	40
Effects of changes in foreign exchange rates	264				112	518
Changes in value on the recognition of inflation effects	(92)				(223)	(437)
Venezuela deconsolidation effect						481
Venezuela impairment						(257)
Ending balance	(6,898)				(6,179)	(6,051)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					700
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,344				45,994
Ending balance	44,773				43,344	45,994
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,204				80,302	70,367
Additions	6,826				6,926	6,150
Additions from business acquisitions	686				4,128	5,988
Changes in fair value of past acquisitions	50
Transfer of completed projects in progress	3,694				2,193	3,073
Transfer (to)/from assets classified as held for sale	(410)				(127)	(42)
Disposals	(3,195)				(4,623)	(3,147)
Effects of changes in foreign exchange rates	(2,463)				(3,526)	(2,817)
Changes in value on the recognition of inflation effects	1,254				2,552	2,030
Venezuela deconsolidation effect						(1,300)
Ending balance	82,646				76,204	80,302
Machinery and equipment [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(11,621)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(32,860)				(34,308)	(30,263)
Depreciation for the year	(7,862)				(7,437)	(6,928)
Transfer (to)/from assets classified as held for sale	262				78	7
Disposals	1,967				4,970	3,125
Effects of changes in foreign exchange rates	1,249				404	437
Changes in value on the recognition of inflation effects	(629)				(2,692)	(1,031)
Venezuela deconsolidation effect						1,186
Venezuela impairment						(841)
Ending balance	(37,873)				(32,860)	(34,308)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					6,125
Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,860				8,469
Ending balance	8,650				8,860	8,469
Refrigeration equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,034				17,465	16,978
Additions	636				644	389
Additions from business acquisitions					537	482
Changes in fair value of past acquisitions	(13)
Transfer of completed projects in progress	1,396				1,711	1,967
Disposals	(1,032)				(614)	(800)
Effects of changes in foreign exchange rates	(961)				(759)	(1,523)
Changes in value on the recognition of inflation effects	241				465	689
Venezuela deconsolidation effect						(717)
Ending balance	17,301				17,034	17,465
Refrigeration equipment [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(2,415)
Refrigeration equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,174)				(8,996)	(8,723)
Depreciation for the year	(1,862)				(1,752)	(2,186)
Disposals	966				579	683
Effects of changes in foreign exchange rates	583				250	1,157
Changes in value on the recognition of inflation effects	(164)				(338)	(553)
Venezuela deconsolidation effect						626
Ending balance	(8,651)				(8,174)	(8,996)
Refrigeration equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					2,083
Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,043				8,109
Ending balance	6,061				6,043	8,109
Returnable bottles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,749				21,532	15,943
Additions	2,581				2,888	3,201
Additions from business acquisitions					393	3,324
Transfer of completed projects in progress	359				3	558
Disposals	(1,056)				(312)	(193)
Effects of changes in foreign exchange rates	(833)				(251)	(1,216)
Changes in value on the recognition of inflation effects	352				612	(2)
Venezuela deconsolidation effect						(83)
Ending balance	16,152				14,749	21,532
Returnable bottles [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(10,116)
Returnable bottles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,706)				(13,423)	(10,266)
Depreciation for the year	(2,734)				(2,827)	(3,365)
Disposals	1,079				204	103
Effects of changes in foreign exchange rates	572				631	93
Changes in value on the recognition of inflation effects	(302)				(516)	(44)
Venezuela deconsolidation effect						56
Ending balance	(10,091)				(8,706)	(13,423)
Returnable bottles [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					7,225
Investments in Fixed Assets in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,849				7,390
Ending balance	9,601				7,849	7,390
Investments in Fixed Assets in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,849				7,390	6,978
Additions	8,421				6,482	8,878
Additions from business acquisitions					290	821
Transfer of completed projects in progress	(6,284)				(4,927)	(8,572)
Disposals	(33)				(633)
Effects of changes in foreign exchange rates	(370)				(330)	(720)
Changes in value on the recognition of inflation effects	18				66	226
Venezuela deconsolidation effect						(221)
Ending balance	9,601				7,849	7,390
Investments in Fixed Assets in Progress [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(489)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,629				12,710
Ending balance	15,553				13,629	12,710
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,559				19,666	17,368
Additions	2,907				3,322	57
Additions from business acquisitions	466				2	145
Changes in fair value of past acquisitions	7
Transfer of completed projects in progress	496				(93)	2,295
Disposals	(170)				(748)	(352)
Effects of changes in foreign exchange rates	26				(354)	153
Changes in value on the recognition of inflation effects	0
Ending balance	25,291				21,559	19,666
Leasehold improvements [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(236)
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,930)				(6,956)	(5,556)
Depreciation for the year	(1,985)				(1,763)	(1,562)
Disposals	115				571	300
Effects of changes in foreign exchange rates	64				141	(138)
Changes in value on the recognition of inflation effects	(2)
Ending balance	(9,738)				(7,930)	(6,956)
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					77
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	407				530
Ending balance	297				407	530
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	895				1,028	2,086
Additions	112				111	224
Additions from business acquisitions					41
Changes in fair value of past acquisitions	(8)
Transfer of completed projects in progress	11				20	(3)
Transfer (to)/from assets classified as held for sale	(49)					(58)
Disposals	(38)				(21)	(12)
Effects of changes in foreign exchange rates	(130)				(293)	(1,201)
Changes in value on the recognition of inflation effects	0				9	638
Venezuela deconsolidation effect						(646)
Ending balance	793				895	1,028
Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(488)				(498)	(859)
Depreciation for the year	(88)				(133)	(685)
Disposals	31					5
Effects of changes in foreign exchange rates	63				143	940
Changes in value on the recognition of inflation effects	(14)					(234)
Venezuela deconsolidation effect						335
Ending balance	$ (496)				$ (488)	$ (498)

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3